SHARE-BASED COMPENSATION - Summary of DSU activity (Details) - Deferred share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	5,733	4,496
Grants (in shares)	527	1,277
Exercises (in shares)	(1,168)	(40)
Number of units, end of period (in shares)	5,092	5,733